Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
4.	FAIR VALUE MEASUREMENTS

Fair Value Hierarchy

FASB ASC 820 defines fair value, establishes a framework for measuring fair value, and establishes a hierarchy of fair value inputs. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market. Valuation techniques that are consistent with the market, income or cost approach, as specified by FASB ASC 820, are used to measure fair value.

Fair Value Measurements

A description of the valuation techniques applied to the Group's major categories of assets and liabilities measured at fair value on a recurring basis as follows.

The Group determines fair value primarily based on pricing sources with reasonable levels of price transparency. Where quoted prices are available in an active market, the Group classifies the securities within Level 1 of the valuation hierarchy. If quoted market prices are not available, fair values are primarily determined using pricing models using observable trade data, market data, quoted prices of securities with similar characteristics or discounted cash flows. Such instruments would generally be classified within Level 2 of the valuation hierarchy. As of December 31, 2019, available-for-sale investments are valued based on prices per units quoted by issuers. They are categorized in level 2 of the fair value hierarchy. Loans held-for-sale are carried at the lower of cost or fair value. Loans used in trading business are recorded at fair value on a recurring basis, and the fair value is based on current offerings in secondary markets for loans. They are categorized in level 2 of the fair value hierarchy.

The following table presents the Group's fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2019.

	December 31, 2019
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Asset management products	20,020,456	-	20,020,456	-
Wealth management products	634,307,598	-	634,307,598	-
Loans held-for-sale	66,698,869	-	66,698,869	-
Total	721,026,923	-	721,026,923	-

	December 31, 2018
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Wealth management products	682,252,159	-	682,252,159	-
Loans held-for-sale	-	-	-	-
Total	682,252,159	-	682,252,159	-

During the years ended December 31, 2018 and 2019, there were no transfers between instruments in Level 1 and Level 2. The Group does not have level 3 instruments as of December 31, 2018 or 2019.